Investment in associates and joint ventures - Balance Sheet and profit loss information of associate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [line items]
Loans and advances to customers	€ 727,733		€ 683,611
Other	7,975		6,945
Total assets	1,060,329		1,023,856		€ 980,299
Deposits	721,373		691,661
Other	11,989		12,369
Total liabilities	1,004,990		970,158
Total equity	55,339		53,698		55,628	€ 57,004
Total operating income	25,678		21,087		18,121
Total expenses	13,887		13,315		12,084
Net results	8,599		5,592		4,374
Total comprehensive income	€ 8,628		€ 6,948		€ 5,360
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Loans and advances to customers		€ 31,009		€ 33,878
Interbank and money market items, net		5,856		7,152
Investments, net		5,917		4,680
Other		3,158		3,436
Total assets		45,940		49,147
Deposits		34,345		36,563
Interbank and money market items		2,663		2,633
Debts issued and borrowings		462		1,139
Other		1,942		2,218
Total liabilities		39,412		42,554
Total equity		6,529		6,593
Total operating income		1,795		1,991
Total expenses		1,266		1,548
Net results		555		586
Total comprehensive income		€ 170		€ 17